UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON,
D.C 20549 FORM 13F FORM 13F COVER PAGE Report for the Quarter Ended: March
31, 2000 Name: Welch Capital Partners, LLC Address: 101 East 52nd Street 31st Floor New
York, NY 10022 13F File Number: 28-6428 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person signing this report on behalf of reporting manager: Name:
Christopher Welch Title: Manager Phone: 212-754-6077 Signature, Place, and
Date of Signing: Chris Welch New York, NY May 15, 2000 Report Type: [X] 13F Holdings Report FORM 13F SUMMARY PAGE Report Summary: Number of Other
Included Managers: 0 Form 13F Information Table Entry Total: 85 Form 13F Information Table Value Total: $224,388
Form 13F Information Table Name of Issuer Title of Value Shares INVSTMTOther Voting
(x1000) DSCRETNManagerAuthority Sole Sole ACT Manufacturing Common 1913 34200
x x AMDOCS Limited Common 8622 116510 x x AMEX Energy Select SpiCommon 111
3800 x x AT & T Common 420 7455 x x Abbott Labs Common 175 4982 x x Akamai Common 4512 28058 x x Aluminum Co. Of AmericCommon 4639 66030 x x American
Intl Group Common 2910 26575 x x Amgen Common 3316 54030 x x Aurora
Biosciences Common 90 2210 x x BP Amoco Common 197 3704 x x Baker Hughes
Common 705 23300 x x CBS Corporation Common 313 5525 x x CSG Systems Common
107 2200 x x Cell Theraputics Common 1020 43540 x x Ceridian Corp. Common 3453 179940 x x Chevron
Common 818 8850 x x Cisco Systems Common 4209 54444 x x Citigroup Common 12320 205768 x x Coca Cola Common 376 8000 x x Computer Sciences Common 5507 69598 x
x Comverse Technology Common 4203 22240 x x Cornell Corrections Common 1389
130720
x x Corning Common 13 68 x x Corvas International Common 1184 107670 x x Dell Common
4775 88525 x x Draxis Health IncorporCommon 518 169000 x x DuPont Common 942 17800 x x E Piphany Common 18 133 x x Eastman Kodak Common 81 1500 x x Electronic
Arts Common 3891 54655 x x Enzon Inc. Common 4065 107870 x x Exxon Mobil Common 1143 14670 x x Federal National MortgCommon 5358 94725 x x Fleet Boston FinancialCommon 1606 44002 x x Forest Labs Common 7674 90820 x x GTE Corp. Common 178 2500 x x General Electric Common 7339 47160 x x Gillette Common 302 8000
x x Hewlett Packard Common 8974 67535 x x Home Depot Common 4193 65002 x x IBM Common 1180 10000 x x Imperial Credit Common 289 64150 x x Inhale Theraputics Common 4209 56490 x x Intel Common 17145 129950 x x Intermune
PharmaceuticCommon
415 20840 x x International RectifieCommon 3744 98200 x x Intersil Holding Corp. Common
1189 23000 x x Johnson & Johnson Common 197 2800 x x KLA Instruments Common
1670
19820 x x Kimberly Clark Common 3647 65050 x x Kmart Common 1626 167800 x x LSI Logic Common 12271 168960 x x Matrix Common 69 6750 x x Maxim Pharmaceuticals Common 2347 50000 x x Media One Common 130 1610 x x Merck Common 2757 44376 x x Micron Technology Common 7531 59770 x x Microsoft, Inc. Common 6534 61498 x x Monsanto Common 797 15700 x x Mylan Common 3219 117070 x x New Era of Networks Common 86 2192 x x Nokia Common 142 640 x x Proctor & Gamble Common 1831 32400 x x S&P 400 Mid-Cap Index Common 267 2930 x x Sara Lee Common 14 752 x x Schering-
Plough Common 4016 108180 x x Security Dynamics TechCommon 501 9672 x x Spiders Index Common 1226 8150 x x Staples Common 148 7405 x x Sysco Common 145 4000 x x Teco Energy Common 290 14911 x x Texaco Common 2535 47170 x x Titan Pharmaceuticals Common 5735 184990 x x United Technologies Common 474 7504 x x Verio Common 79 1760 x x Vodafone Airtouch Common 167 3000 x x Wal Mart Common 185 3282 x x Warner Lambert Common 11616 118910 x x Western Wireless Common 149 3261 x x Wit Capital Group Common 153 8913 x x WorldCom Common 8652 190946 x x Wrigley Wm Jr Co Common 65 850 x x Xerox Common 1306 50230 x x Yahoo! Common
62 360 x x